Acquisitions (Details) - Schedule of Acquisitions $ in Thousands	12 Months Ended
Dec. 31, 2021 CAD ($)
Acquisitions [Line Items]
Cash consideration	$ 366,454
GHOPCO [Member]
Acquisitions [Line Items]
Acquisition date	Apr. 05, 2021
Cash consideration	$ 19,721
JACOS [Member]
Acquisitions [Line Items]
Acquisition date	Sep. 17, 2021
Cash consideration	$ 346,733